Information about Impaired Loans (Detail) In Millions	12 Months Ended			12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Purchased loans Impaired Financing Receivable with No Related Allowance USD ($)	Mar. 31, 2011 Japan Impaired Financing Receivable with No Related Allowance Corporate Non-recourse loans USD ($)	Mar. 31, 2011 Japan Impaired Financing Receivable with No Related Allowance Corporate Non-recourse loans JPY (¥)	Mar. 31, 2011 Consumer Housing loans Impaired Financing Receivable with No Related Allowance JPY (¥)	Mar. 31, 2011 Consumer Housing loans Impaired Financing Receivable with No Related Allowance USD ($)	Mar. 31, 2011 Consumer Other Impaired Financing Receivable with No Related Allowance USD ($)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance JPY (¥)		Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance USD ($)		Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Corporate Non-recourse loans U.S. JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Corporate Non-recourse loans U.S. USD ($)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Other Real estate companies JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Other Real estate companies USD ($)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Other Entertainment companies JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Other Entertainment companies USD ($)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance All other JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance All other USD ($)	Mar. 31, 2011 Corporate loans Impaired Financing Receivable with No Related Allowance JPY (¥)	Mar. 31, 2011 Corporate loans Impaired Financing Receivable with No Related Allowance USD ($)	Mar. 31, 2011 Purchased loans Impaired Financing Receivable with Related Allowance USD ($)	Mar. 31, 2011 Purchased loans Impaired Financing Receivable with Related Allowance JPY (¥)	Mar. 31, 2011 Japan Impaired Financing Receivable with Related Allowance Corporate Non-recourse loans USD ($)	Mar. 31, 2011 Japan Impaired Financing Receivable with Related Allowance Corporate Non-recourse loans JPY (¥)	Mar. 31, 2011 Consumer Housing loans Impaired Financing Receivable with Related Allowance USD ($)	Mar. 31, 2011 Consumer Housing loans Impaired Financing Receivable with Related Allowance JPY (¥)	Mar. 31, 2011 Consumer Other Impaired Financing Receivable with Related Allowance USD ($)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance USD ($)		Mar. 31, 2011 Impaired Financing Receivable with Related Allowance JPY (¥)		Mar. 31, 2010 Impaired Financing Receivable with Related Allowance JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Corporate Non-recourse loans U.S. JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Corporate Non-recourse loans U.S. USD ($)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Other Real estate companies JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Other Real estate companies USD ($)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Other Entertainment companies JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Other Entertainment companies USD ($)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance All other USD ($)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance All other JPY (¥)	Mar. 31, 2011 Corporate loans Impaired Financing Receivable with Related Allowance USD ($)	Mar. 31, 2011 Corporate loans Impaired Financing Receivable with Related Allowance JPY (¥)	Mar. 31, 2011 Corporate loans USD ($)	Mar. 31, 2011 Corporate loans JPY (¥)	Mar. 31, 2011 Corporate Non-recourse loans JPY (¥)	Mar. 31, 2011 Corporate Non-recourse loans USD ($)	Mar. 31, 2011 Purchased loans USD ($)	Mar. 31, 2011 Purchased loans JPY (¥)	Mar. 31, 2011 Consumer Loan JPY (¥)	Mar. 31, 2011 Consumer Loan USD ($)	Mar. 31, 2011 Corporate Other loans USD ($)	Mar. 31, 2011 Corporate Other loans JPY (¥)
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	$ 3,753	¥ 312,031	¥ 348,143	$ 0	$ 114	¥ 9,465	¥ 2,259	$ 27	$ 0	¥ 68,282	[1]	$ 822	[1]	¥ 4,579	$ 55	¥ 14,532	$ 175	¥ 17,080	$ 205	¥ 20,367	$ 246	¥ 66,023	$ 795	$ 441	¥ 36,685	$ 144	¥ 11,953	$ 73	¥ 6,053	$ 0	$ 2,931	[2]	¥ 243,749	[2]	¥ 268,145	¥ 47,032	$ 566	¥ 79,075	$ 951	¥ 12,517	$ 151	$ 605	¥ 50,434	$ 2,417	¥ 201,011	$ 3,212	¥ 267,034	¥ 73,029	$ 879	$ 441	¥ 36,685	¥ 8,312	$ 100	$ 2,333	¥ 194,005
Unpaid Principal Balance	3,741	311,026		0	114	9,443	2,259	27	0	68,183	[1]	820	[1]	4,579	55	14,516	175	17,031	205	20,355	244	65,924	793	441	36,685	143	11,895	73	6,052	0	2,921	[2]	242,843	[2]		46,786	563	78,808	948	12,486	150	603	50,131	2,407	200,106	3,200	266,030	72,703	875	441	36,685	8,311	100	2,325	193,327
Related Allowance	$ 1,170	¥ 97,323		$ 0	$ 0	¥ 0	¥ 0	$ 0	$ 0	¥ 0	[1]	$ 0	[1]	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	$ 193	¥ 16,014	$ 53	¥ 4,421	$ 36	¥ 3,016	$ 0	$ 1,170	[2]	¥ 97,323	[2]	¥ 100,255	¥ 18,702	$ 225	¥ 30,552	$ 367	¥ 4,114	$ 49	$ 247	¥ 20,504	$ 941	¥ 78,293	$ 941	¥ 78,293	¥ 23,123	$ 278	$ 193	¥ 16,014	¥ 3,016	$ 36	$ 663	¥ 55,170

[1]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts due are considered to be collectible.
[2]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts due are not considered to be collectible.